Financial risk management - Increases/Decreases of the Price of Equity Securities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Input
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Fair Value – increase by 4,000 basis points	€ 12,556
Fair Value – decrease by 4,000 basis points	€ (12,556)
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	40.00%
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments	40.00%
Interest rate, measurement input
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	0.10%
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments	0.10%
Interest rate, measurement input | Interest rate risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	€ 586	€ 76
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities	€ (629)	€ (68)